Employee benefits	6 Months Ended
Jun. 30, 2022
Employee Benefits
Employee benefits

12.	Employee benefits

Employee benefits are all forms of consideration given by an entity in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	06.30.2022	12.31.2021
Liabilities
Short-term employee benefits	1,180	1,289
Termination benefits	224	349
Post-employment benefits	9,464	9,880
Total	10,868	11,518
Current	2,007	2,144
Non-current	8,861	9,374

12.1.	Short-term employee benefits

Short-term benefits are expected to be settled wholly before twelve months after the end of the period in which the employees render the related service.

	06.30.2022	12.31.2021
Variable compensation program - PPP	272	461
Accrued vacation and 13th salary	600	440
Salaries and related charges and other provisions	244	270
Profit sharing	64	118
Total	1,180	1,289
Current	1,177	1,286
Non-current (*)	3	3
(*)Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive managers.

In the three and six-month periods ended June 30, 2022 and 2021, the Company recognized the following amounts in the statement of income:

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Salaries, accrued vacations and related charges	(1,458)	(1,310)	(780)	(657)
Variable compensation program - PPP	(247)	(195)	(129)	(101)
Profit sharing	(65)	(58)	(34)	(30)
Management fees and charges	(5)	(6)	(2)	(3)
Total	(1,775)	(1,569)	(945)	(791)

12.1.1.	Variable compensation programs

Performance award program (PPP)

On September 17, 2021, the Company’s Board of Directors approved the pay-out criteria for granting PPP 2021 to employees.

The PPP 2021 model establishes that, in order to trigger this payment, it is necessary to have net income for the year and a declaration and payment of distribution to shareholders.

On December 15, 2021, the Company’s Board of Directors approved the pay-out criteria for the program for 2022, maintaining the criteria of the PPP 2021.

In the six-month period ended June 30, 2022, the main changes related to the PPP were:

•	payment of US$ 504 relating to the PPP provisioned in 2021;
•	provision of US$ 247 for the PPP related to 2022, accounted for within other income and expenses.

Profit Sharing (PLR)

At December 29, 2020, the 17 unions representing onshore employees of Petrobras had signed the agreement for the PLR for 2021 and 2022, before the deadline determined by the Collective Labor Agreement (ACT). Among the offshore employees, only one union had signed the agreement within the period defined by the ACT.

The current agreement for the PLR provides that only employees without managerial functions will be entitled to receive profit sharing with individual limits according to their remuneration. In order for the PLR to be paid for 2021 and 2022, the following requirements must be met: (i) dividend distribution to shareholders approved at the Annual General Shareholders Meeting, (ii) net income for the year, and iii) achievement of the weighted average percentage of at least 80% of a set of indicators.

The maximum amount of PLR to be distributed is limited to 5% of Adjusted EBITDA (a non-GAAP measure defined as net income plus net finance income (expense), income taxes, depreciation, depletion and amortization, results in equity-accounted investments, impairment, cumulative foreign exchange adjustments reclassified to the income statement, results from disposal and write-offs of assets, foreign exchange gains and losses resulting from provisions for legal proceedings denominated in foreign currencies and results from the compensation of investments in bid areas), to 6.25% of net income and to 25% of dividends distributed to shareholders, in each year, whichever is lower.

In the six-month period ended June 30, 2022, the main changes related to the PLR were:

•	payment of US$ 129 relating to the PLR provisioned in 2021;
•	provision of US$ 65 for the PLR related to 2022, accounted for within other income and expenses.
12.2.	Termination benefits

Termination benefits are employee benefits provided in exchange for the termination of labor contract as a result of either: i) the Company’s decision to terminate the labor contract before the employee’s normal retirement date; or ii) an employee’s decision to accept an offer of benefits in exchange for the termination of their employment.

The Company has voluntary severance programs (PDV), specific for employees of the corporate segment and of divestment assets, which provide for the same legal and indemnity advantages.

During the second quarter of 2022, the wholly-owned subsidiary Transpetro launched a new voluntary severance program for its offshore employees, whose enrollment occurred between May 4, 2022 and July 14, 2022, and the deadline for the termination of employees will be December 3, 2022.

Thus, for the current programs, there are 11,539 adhesions accumulated through June 30, 2022 (11,418 through December 31, 2021).

Changes in the provision for expenses relating to voluntary severance programs are set out as follows:

	Jan-Jun/2022	Jan-Jun/2021
Opening Balance	349	900
Effects in the statement of income	4	(8)
Enrollments	4	26
Revision of provisions	−	(34)
Effects in cash and cash equivalents	(155)	(123)
Terminations in the period	(155)	(123)
Cumulative translation adjustment	26	25
Closing Balance	224	794
Current	123	685
Non-current	101	109

Recognition of the provision for expenses occur as employees enroll to the programs.

The Company disburse the severance payments in two installments, one at the time of termination and the remainder one year after the termination.

As of June 30, 2022, from the balance of US$ 224, US$ 48 refers to the second installment of 852 retired employees and US$ 176 refers to 1,807 employees enrolled in voluntary severance programs with expected termination by December 2023.

12.3.	Post-employment benefits

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents (Saúde Petrobras), and five other major types of post-employment pension benefits (collectively referred to as “pension plans”).

The following table presents the balance of post-employment benefits:

	06.30.2022	12.31.2021
Liabilities
Health Care Plan	4,919	4,485
Petros Pension Plan - Renegotiated (PPSP-R)	3,101	3,233
Petros Pension Plan - Non-renegotiated (PPSP-NR)	702	658
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pré 70)	300	817
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pré 70)	249	511
Petros 2 Pension Plan (PP-2)	192	165
Other plans	1	11
Total	9,464	9,880
Current	706	651
Non-current	8,758	9,229

Health Care Plan

The health care plan is managed by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, and includes prevention and health care programs. The plan covers all employees and retirees, and is open to future employees.

Benefits are paid by the Company based on the costs incurred by the participants. The financial participation of the Company and the beneficiaries on the expenses are provided for in the Collective Bargaining Agreement (ACT), being 60% by the Company and 40% by the participants.

Pension plans

The management of the Company's supplementary pension plans is under the responsibility of Fundação Petrobras de Seguridade Social – Petros, which was established by Petrobras as a non-profit, private legal entity with administrative and financial autonomy.

The net obligation with pension plans recorded by the Company is measured in accordance with the requirements of IFRS which has a different measurement methodology to that applicable to pension funds, regulated by the Post-Retirement Benefit Federal Council (Conselho Nacional de Previdência Complementar – CNPC).

The table below presents the reconciliation of the surplus of Petros Plan registered by Petros Foundation as of December 31, 2021 with the net actuarial liability registered by the Company:

	PPSP-R (*)	PPSP-NR (*)
Surplus registered by Petros	1,388	139
Financial assumptions	(1,120)	(364)
Ordinary and extraordinary sponsor contributions	2,190	652
Changes in fair value of plan assets (**)	1,447	543
Others (including Actuarial valuation method)	145	200
Net actuarial liability recorded by the Company	4,050	1,169
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.

On March 28, 2022, the Deliberative Council of Petros approved the financial statements of the pension plans for the year ended December 31, 2021, sponsored by the Company.

12.3.1.	Amounts related to net actuarial liabilities (defined benefit plans)

Net actuarial liabilities represent the obligations of the Company related to defined benefit plans, net of the fair value of plan assets (when applicable), at present value, based on actuarial calculations which are revised annually by an independent qualified actuary.

Changes in the actuarial liabilities is presented as follows:

	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Balance at December 31, 2021	4,050	1,169	165	4,485	11	9,880
Recognized in the Statement of Income	233	74	17	309	−	633
Current service cost	5	1	7	53	−	66
Net interest	228	73	10	256	−	567
Cash effects	(1,156)	(371)	−	(162)	−	(1,689)
Contributions paid	(141)	(47)	−	(162)	−	(350)
Payments related to Term of financial commitment (TFC)	(1,015)	(324)	−	−	−	(1,339)
Other changes	274	79	10	287	(10)	640
Others	−	−	1	1	(11)	(9)
Cumulative Translation Adjustment	274	79	9	286	1	649
Balance at June 30, 2022	3,401	951	192	4,919	1	9,464
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Balance at December 31, 2020	7,524	2,696	477	5,356	16	16,069
Recognized in the Statement of Income	248	87	37	265	1	638
Past service cost	(1)	−	−	−	−	(1)
Present value of obligation	(730)	(33)	−	−	−	(763)
Plan assets transferred to PP-3	496	22	−	−	−	518
Sponsor contribution for PP-3	233	11	−	−	−	244
Current service cost	5	−	20	83	−	108
Net interest	226	82	17	182	1	508
Interest on the obligations with contribution for the revision of the lump sum death benefit	18	5	−	−	−	23
Recognized in Equity - other comprehensive income	(1,369)	(352)	−	−	2	(1,719)
Remeasurement effects recognized in other comprehensive income	(1,369)	(352)	−	−	2	(1,719)
Cash effects	(965)	(539)	−	(159)	−	(1,663)
Contributions paid	(134)	(41)	−	(159)	−	(334)
Payments of obligations with contribution for the revision of the lump sum death benefit (**)	(341)	(102)	−	−	−	(443)
Payments related to Term of financial commitment (TFC)	(490)	(396)	−	−	−	(886)
Other changes	255	82	21	220	(4)	574
Others	−	−	−	−	(1)	(1)
Cumulative Translation Adjustment	255	82	21	220	(3)	575
Balance at June 30, 2021	5,693	1,974	535	5,682	15	13,899
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**) On June 30, 2021, the Company prepaid the remaining balance of US$ 447.

The net expense with pension and health plans is presented below:

		Pension Plans		Health Care Plan	Other Plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Related to active employees (cost of sales and expenses)	17	3	10	112	−	142
Related to retirees (other income and expenses)	216	71	7	197	−	491
Net costs for Jan-Jun/2022	233	74	17	309	−	633
Related to active employees (cost of sales and expenses)	27	4	30	138	−	199
Related to retirees (other income and expenses)	203	78	7	127	1	416
Obligations with contribution for the revision of the lump sum death benefit	18	5	−	−	−	23
Net costs for Jan-Jun/2021	248	87	37	265	1	638
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

		Pension Plans		Health Care Plan	Other Plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Related to active employees (cost of sales and expenses)	9	2	5	57	−	73
Related to retirees (other income and expenses)	111	36	4	102	−	253
Net costs for Apr-Jun/2022	120	38	9	159	−	326
Related to active employees (cost of sales and expenses)	14	2	15	71	−	102
Related to retirees (other income and expenses)	102	39	4	64	1	210
Obligations with contribution for the revision of the lump sum death benefit	8	3	−	−	−	11
Net costs for Apr-Jun/2021	124	44	19	135	1	323
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

12.3.2.	Contributions

In the six-month period ended June 30, 2022, the Company contributed with US$ 1,689 to the defined benefit plans (reducing the balance of obligations of these plans, as presented in note 12.13.1), which includes the partial prepayment of the Term of Financial Commitment, in the amount of US$ 1,339 which occurred on February 25, 2022.

In addition, the Company contributed with US$ 90 and US$ 1, respectively, to the defined contribution portions of PP-2 and PP-3 plans (US$ 77 for PP-2 in 2021), whose amounts were expensed in the six-month period ended June 30, 2022.

The collection of contributions for PP-3 started August 31, 2021.